SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended			12 Months Ended
	Mar. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Reserve for doubtful accounts		$ 57,858		$ 38,287	$ 133,986
Inventory reserve		9,871		9,871	9,871
Advertising expenses	$ 22,025	$ 35,783	$ 99,303	$ 92,681	$ 136,187
Gross outstanding trade receivables, Percentage				78.00%	79.00%
Three Customer [Member]
Concentration of Credit Risk				34.00%	76.00%